OPERATING SEGMENTS - Segment result reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Disclosure of operating segments [line items]
Finance income	Rp 878	$ 56	Rp 558	Rp 800
Finance cost	4,077	262	4,394	4,602
Share of loss of long-term investment in associates	(87)	(6)	(78)	(246)
Impairment of long-term investment in associates				(763)
PROFIT BEFORE INCOME TAX	36,430	$ 2,340	43,739	39,147
Operating Segments.
Disclosure of operating segments [line items]
Total segment results	42,394		49,413	43,587
Loss from other non-operating segments	(1,772)		(1,237)	(627)
Finance income	878		558	799
PROFIT BEFORE INCOME TAX	42,394		49,413	43,587
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
Adjustment and elimination	(1,041)		(613)	545
Finance cost	(4,033)		(4,365)	(4,520)
Share of loss of long-term investment in associates	(87)		(78)	(246)
Impairment of long-term investment in associates				(763)
IFRS reconciliation	91		61	372
PROFIT BEFORE INCOME TAX	Rp (5,964)		Rp (5,674)	Rp (4,440)